UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act File Number: 811-09561


                        Century Capital Management Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       c/o Century Capital Management, LLC
                 100 Federal Street, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                  Steven Alfano

                         Century Capital Management, LLC
                 100 Federal Street, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code:     (617) 482-3060
                                                        --------------


 Date of fiscal year end:   October 31
                            -----------------


Date of reporting period:   April 30, 2005
                            -----------------

ITEM 1. Report to Shareholders.


[LOGO] CENTURY FUNDS

Seventy-Seven
Years of
Investing
1928 - 2005

Century Shares Trust

Century Small Cap Select Fund

Semi-Annual Report

April 30, 2005

[Graphic]

PEOPLE AND IDEAS THAT WORK TM

CENTURY FUNDS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2005

                                            OVERALL         1YEAR         3YEARS        5YEARS        10 YEARS
                                            -------         -----         ------        ------        --------

CENTURY SHARES TRUST                                        3.03%          4.15%        10.23%         12.53%
Morningstar Overall Rating                   *****                         ****          *****          *****
   For the period ended 04/30/05, Century Shares Trust was rated against 1198,
   899, and 317 Large Blend funds for the 3-, 5- and 10-year periods, respectively.
------------------------------------------------------------------------------------------------------------------
CENTURY SMALL CAP SELECT FUND               OVERALL         1YEAR         3YEARS        5YEARS     SINCE INCEPTION
                                            -------         -----         ------        ------     ---------------
Investor Shares (02/24/00)                                  8.82%         14.36%        18.71%         20.02%
Institutional Shares (12/09/99)                             9.18%         14.86%        19.05%         19.95%
Morningstar Overall Rating                   *****                         *****        *****

          The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figure associated with its 3, 5 and 10-year (if applicable) Morningstar Rating metrics. For the period ended 04/30/05, Century Small Cap Select was rated against 555 and 402 Small Cap Growth funds for the 3 and 5-year periods, respectively.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-321-1928 or visit the Funds' website at www.centuryfunds.com. Shares held less than 180 days may be subject to a 1.0% redemption fee.

Returns include the reinvestment of dividends and capital gains. Performance for Century Small Cap Select Fund would have been lower during relevant periods if certain fees had not been waived or expenses reimbursed. Performance information for the Funds does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the redemption of Fund shares.

CONCENTRATION, OR FOCUS, AS THE CASE MAY BE, IN THE FINANCIAL SERVICES AND HEALTH CARE FIELDS WILL SUBJECT THE FUNDS TO THE RISKS ASSOCIATED WITH THOSE FIELDS (E.G., GOVERNMENT REGULATION, INTEREST RATES, CLAIMS ACTIVITY, AND EXPOSURE TO NATURAL AND MAN-MADE DISASTERS) AND MAY RESULT IN GREATER FLUCTUATION IN SHARE VALUE THAN IS EXPERIENCED IN LESS CONCENTRATED OR FOCUSED PORTFOLIOS. IN ADDITION, THE CENTURY SMALL CAP SELECT FUND INVESTS IN SMALLER COMPANIES WHICH POSE GREATER RISKS THAN THOSE ASSOCIATED WITH LARGER, MORE ESTABLISHED COMPANIES.

For the period ended 04/30/05, both Century Small Cap Select Fund and Century Shares Trust's Overall Morningstar Rating was five stars. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three-, five- and ten-year Morningstar Rating metrics. The Century Small Cap Select Fund was rated against 555 and 402 U.S.-domiciled small cap growth funds over the last three and five years respectively. With respect to these small cap growth funds, the Century Small Cap Select Fund (both share classes) received a Morningstar Rating of five stars for the three-year and five-year periods. Century Shares Trust was rated against 1198, 899, and 317 U.S. - domiciled large blend funds over the last 3-, 5- and 10-years, respectively. With respect to these large blend funds, Century Shares Trust received a Morningstar rating of 5 stars for the 3 and 5 year periods, and four stars for the 10 year period. C 2005 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.Past performance is no guarantee of future results.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the funds' prospectus. Before investing, you should carefully consider the Century Funds' investment objectives, risks, fees and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-321-1928 or visiting the Funds' website. Please read the prospectus carefully before you invest.

The views in this report were those of Century Funds' Chief Investment Officer and Director of Research as of April 30, 2005 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments and do not constitute investment advice. There is no assurance that the Funds will continue to invest in the securities mentioned. Foreside Fund Services, LLC, Distributor.

DEAR FELLOW SHAREHOLDERS:

     Our funds performed well during the first six months of this fiscal year. Century Shares Trust was up 3.87% versus the 3.28% return for the S&P 500 Index during the same period. Century Small Cap Select Fund was up 5.63% (Institutional shares) and 5.50% (Investor shares) versus the -0.15% decline for the Russell 2000 Index during the six-month period ending April 30, 2005. We are pleased to report that both funds received five star overall ratings from Morningstar and that the expense ratios for both funds declined slightly from a year ago.

     We observe that small cap stocks have outperformed large caps by a significant amount over the last several years. At this point, we anticipate small cap performance to be more in line with large cap stocks. We still are excited by the potential for mid-teens earnings growth for smaller companies, but we are increasingly confident that large caps earnings growth expectations are rising toward mid-teens levels.

     This report reviews the current market outlook and each fund's performance, followed by a snapshot of several health care investments. Health care holdings produced a significant percentage of each fund's positive performance during the period.

     THE ECONOMIC CYCLE ENTERS ADULTHOOD
     It has been an eventful six months since the November presidential election. Equity markets rallied very strongly through year-end, only to give back much of their gains over the next four months on mounting concerns about inflation, energy prices and the economic recovery. Despite these concerns, many businesses are growing earnings at above average rates, while corporate balance sheets and profit margins are stronger than they have been in a decade. We anticipate these positive underlying trends to continue, at a more moderate pace. U.S. Gross Domestic Product (GDP) has now grown for 14 consecutive quarters. The 2005 U.S. economy is forecast to continue delivering positive growth, but at a slower pace than the 6% to 7% nominal growth rates experienced during the past 1 1 1/42 years. First quarter S&P 500 earnings per share grew above 13%, and expectations are rising for the remainder of the year. However, these favorable currents are partially offset by concerns about the prospect of rising interest rates, inflation and energy prices.

     MARKET OUTLOOK
     Looking forward, we remain optimistic about the strength of this recovery as the business cycle enters a mature phase. The outlook for 2005 corporate earnings points to continued profit growth above 15%, which is significantly above average long-term earnings growth. Consumer spending and confidence remain high: Most employment data now point to continuing job growth, while unemployment stands at a low 5.1% rate.

     Investors face some economic crosswinds. The Federal Reserve has increased interest rates 8 times in the last year and rising gasoline prices have eaten into discretionary spending. There is increased scrutiny of the real estate asset bubble in many coastal residential markets. Globally, rapid growth in Asia is offsetting weakness in Europe where voters in France and Denmark recently rejected the European constitution.

     International investors continue to be attracted to U.S. debt, which has kept long term interest rates near their forty-year lows of 4% yields for 10-year U.S. Treasuries, despite the recent rise in short term rates by 200 basis points (2%) to 3%. This development has been a pleasant surprise for most investors and borrowers. Equity investors also continue to benefit from the recent income tax cut, making stock gains and dividends more attractive to shareholders.

In summary, the economy appears to be in a period of stable-to-moderate expansion, where 1) business and consumer profitability remains very high, 2) corporate earnings growth is moderating but remains above average, and 3) equity valuations seem reasonable at 17 times 2005 earnings estimates with long term interest rates at these low levels.

                                 CENTURY FUNDS

CENTURY SHARES TRUST

PERFORMANCE
The Trust reported a 3.87% return for the six months through April 30th. These results compare favorably with a 3.28% return for the S&P 500 Index. As we said earlier, health care companies accounted for much of our absolute and relative outperformance, while two commercial property-casualty insurers were a drag on performance as a result of regulatory investigations that focused on disclosure and conflicts. Over the last year, we were fortunate to add to our health care holdings, while financial services stocks were trimmed from 54% to 47% of the portfolio.


[BAR CHART]

Performance Comparison 4/30/05

Century Shares Trust

1 Year     3.03%
3 Years    4.15%
5 Years    10.23%
10 Years   12.53%

S&P 500 Index

1 Year      6.34%
3 Years     4.24%
5 Years    -2.94%
10 Years   10.26%


Past performance is no guarantee of future results. For performance related disclosure and additional information, please refer to the inside front cover. The S&P 500(R) Index is a well known gauge of how large capitalization U.S. equities are doing. On the other hand, its results are not adjusted for the costs to manage and trade a portfolio of securities, so they are not directly comparable to an actual investor's results, and it is not available for investment.

During the past six months, the Trust's best performers were United Health Group (health benefits), Caremark (drug benefits management) and Anthem & Wellpoint (health benefit companies which merged in late November). We go into greater detail on the favorable trends at these companies later in the report. Other notable contributors included Allstate, Chubb, Johnson & Johnson and United Technologies.

[BAR CHART]

Fund Holdings 4/30/05

Financial Services             47.1%
Health Care                    23.5%
Consumer Discretionary         10.0%
Technology                      7.7%
Other                           6.0%
Cash                            5.7%


The Trust's underperformers include AIG (multi-line insurer), MBIA (financial guaranty insurer), Wal-Mart (discount retailer) and Microsoft (software). Recent investigations have impacted AIG and MBIA. We believe that both companies are a formidable presence within the financial services industry. Our analysis indicates that both AIG and MBIA have valuable franchises with sustainable advantages that should eventually lead to higher valuations after the findings of the investigation are revealed. However, we realize it may take some time before we have complete clarity on the situation. Wal-Mart was impacted by rising gasoline prices and slower organic growth, while Microsoft is transitioning to several new product launches over the next two years.

Our health care companies have performed very well, while our consumer and technology holdings benefited from continued economic growth. The Property-Casualty insurers' operating fundamentals appear to be at a cyclical peak, with combined ratios (loss plus operating expense ratios) at their lowest levels in 20 years. As a result, 2005 earnings growth is likely to exceed 30% for the third consecutive year. We note that while these results are extraordinary, they represent the earnings leverage we seek in our portfolio holdings.

                                 CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND

PERFORMANCE
For the Fund's 6-month performance through April 30, 2005, the Institutional shares and the Investor shares returns were up 5.63% and 5.50% respectively, versus -0.15% decline for the Russell 2000 Index.

[BAR CHART]

Performance Comparison 4/30/05

CSCS Institutional Shares

1 Year             9.18%
3 Years            14.86%
5 Years            19.05%
Since Inception    19.95%

Russell 2000 Index

1 Year             4.71%
3 Years            5.62%
5 Years            4.08%
Since Inception    5.52%

Institutional shares since inception 12/9/99
Past performance is no guarantee of future results. For performance related disclosure and additional information, please refer to the inside front cover. The Russell 2000(R) Index is widely regarded in the industry as the premier measure of small cap stocks. On the other hand, its results are not adjusted for the costs to manage and trade a portfolio of securities, so that they are not directly comparable to an actual investors' results. The index is not available for investment.

The largest contributors to fund performance over the last six months included Providence Services (social services administration), Magnum Hunter (natural gas), Gildan Activewear (casual apparel), American Healthways (disease management) and Jones Lang LaSalle (real estate services). The Fund's underperformers include Open Solutions (software), Plantronics (telecom headsets), Encore Capital (receivable collections) and Tuesday Morning (closeout retailer).

STICKING TO OUR KNITTING
I recently looked back at some of our early shareholder reports for some inspiration and reflection, as well as to see if we had been consistent in our message to you. At the time of our first semi-annual report in April 2000, I mentioned a couple observations of our investment philosophy:

  1) "The Fund focuses on smaller companies with higher earnings quality and visibility than some of the widely known `momentum' stocks that have captivated investors recently," and

  2) "our fundamental `due diligence' research and industry knowledge are well-suited to uncovering valuation inefficiencies among smaller-capitalization companies."

In general, I believe we have adhered to these principles and will continue to apply them as we look for innovative leaders with sustainable competitive advantages.

[Bar Chart]

Fund Holdings 4/30/05

Consumer Discretionary         23.1%
Financial Services             18.8%
Health Care                    18.7%
Technology                     14.0%
Cash                           11.9%
Other                           7.4%
Producer Durables               3.3%
Other Energy                    2.8%

Since the Small Cap fund was launched in December 1999, the fund's assets have grown considerably and now exceed $600 million at the time of this letter. We would like to thank all of you who have entrusted your hard-earned assets to us over the last several years. Due to our growing size, we have recommended closing this Fund to most new investors in the near future. Please read the supplement to the prospectus for details about the closing. Both Kevin and I feel strongly that the trust placed in us by you and the Fund's Trustees is best served at an asset level where we can still find high-quality growth companies that meet my profitability criteria and Kevin's valuation hurdle.

                                 CENTURY FUNDS

A CENTURY SNAPSHOT:
INVESTING IN HEALTH CARE

Over the past six months, the Healthcare sector has been one of the better performing sectors. Both Century Shares Trust (CST) and Century Small Cap Select
(CSCS) funds benefited from exposure to health care stocks. Across the health care industry, several macro themes have driven individual stock performance. The themes include the expansion of Medicare coverage, cost containment initiatives and improving the quality of care.

(Graphic Omitted)

The Managed Care Organizations (MCOs) owned in Century Shares Trust include Wellpoint and United Health Group. Both firms are well-positioned to grow Medicare enrollment over the coming years and benefit from wider profit margins as claims costs moderate. The deceleration in costs is driven first by reduced drug spending (as generic drugs' share of total US prescriptions has risen to 54%) and, second, by low hospital admissions. In addition, information systems have improved efficiency by monitoring the quality and cost of treating patients.

Caremark, a pharmaceutical benefits manager, is another holding in Century Shares Trust that benefited from the above health care trends. First, its volume of business should expand as Medicare initiates a prescription drug plan starting in 2006. Second, its margins should increase due to the migration toward more profitable generic pharmaceuticals.

In the Century Small Cap Select fund, American Healthways, a disease management firm, is at the forefront of controlling costs and improving quality. It operates call centers staffed by nurses, who interact with patients suffering from chronic conditions and their doctors. Serving major clients like Cigna and several major Blue Cross organizations, its efforts led to a reduction in health care costs and improved clinical outcomes. Success has attracted the attention of Medicare administrators who selected American Healthways to manage two pilot projects focused on controlling costs in Medicare recipients.

Another small-cap holding, Providence Services, benefited from its proven ability to lower costs and improve clinical outcomes. The firm provides counseling and case management, mostly to young people and their families.
The trend toward privatization of social services has worked in their favor. Providence Services conducts counseling in clients' homes or community-based settings (versus institutional settings). This approach leads to better clinical outcomes and reduced spending for its government sponsors.

We look forward to updating you on new developments over the coming months.

Thank you for your continued support, and please contact us anytime via phone (1-800-321-1928) or our website (www.centuryfunds.com) with any questions or comments. We would also welcome any feedback on our updated website or other improvements you would like to see from Century Funds.

Respectfully submitted,

/s/ Alexander L. Thorndike
Alexander L. Thorndike
Chairman and Chief Investment Officer

/s/ Kevin W. Callahan
Kevin W. Callahan
Director of Research
June 7, 2005

                                 CENTURY FUNDS

                           SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees, and (2) ongoing costs, including management fees, distribution and service fees (in the case of Investor Shares of Century Small Cap Select Fund) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare those costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $10.00 that is charged once a year may apply for certain IRA accounts. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Century Shares Trust                                                                                Expenses Paid
                                                                                                    During Period*
                                                     Beginning               Ending                 Six Months
                                                     Account Value           Account Value          Ending
                                                     November 1, 2004        April 30, 2005         April 30, 2005
Based on Actual Fund Return                          $1,000.00               $1,038.70              $5.81
Based on Hypothetical 5% Yearly Return
  before expenses                                    $1,000.00               $1,019.07              $5.76

* These calculations are based on expenses incurred in the most recent fiscal half-year. Century Shares Trust's annualized expense ratio is 1.15%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                                 CENTURY FUNDS

Century Small Cap                                                                                   Expenses Paid
Select Fund                                                                                         During Period*
                                                     Beginning               Ending                 Six Months
                                                     Account Value           Account Value          Ending
                                                     November 1, 2004        April 30, 2005         April 30, 2005
Based on Actual Fund Return
  Institutional Shares                               $1,000.00               $1,056.30              $5.76
  Investor Shares                                    $1,000.00               $1,055.00              $7.13

Based on Hypothetical 5% Yearly Return
  before expenses
  Institutional Shares                               $1,000.00               $1,019.17              $5.66
  Investor Shares                                    $1,000.00               $1,017.84              $7.00

* These calculations are based on expenses incurred in the most recent fiscal half-year. The Fund's annualized expense ratios are 1.13% for Institutional Shares and 1.40% for Investor Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                                 CENTURY FUNDS

CENTURY SHARES TRUST                               APRIL 30, 2005 - (UNAUDITED)

COMMON STOCK - 94.3%
SHARES                                            VALUE
--------                                        ----------
CONSUMER DISCRETIONARY - 10.0%
 110,320 CDW Corp.                            $ 6,033,401
 136,690 Family Dollar Stores, Inc.             3,687,896
  45,320 Home Depot, Inc.                       1,602,969
 233,715 Staples, Inc.                          4,456,945
 154,660 Tiffany & Co.                          4,662,999
 113,820 TJX Companies, Inc.                    2,578,023
 167,530 Wal-Mart Stores, Inc.                  7,897,364
                                               ----------
                                               30,919,597
                                               ----------

CONSUMER STAPLES - 1.3%
  67,930 Sysco Corp.                            2,350,378
  40,270 Walgreen Co.                           1,734,026
                                                ---------
                                                4,084,404
                                                ---------


FINANCIAL SERVICES - 47.1%
 236,800 AFLAC, Inc.                            9,625,920
 181,394 Allstate Corp.                        10,187,087
 234,016 American International Gr., Inc.      11,899,714
 115,000 Aon Corp.                              2,397,750
     165 Berkshire Hathaway, Inc. CL A *       13,917,750
 190,000 The Chubb Corp.                       15,538,200
 191,258 Cincinnati Financial Corp.             7,696,202
 129,430 Gallagher (Arthur J.) & Co.            3,603,331
 260,000 J.P. Morgan Chase & Co.                9,227,400
 223,750 MBIA, Inc.                            11,720,025
   8,000 Ohio Casualty Corp. *                    187,600
 109,000 The Progressive Corp.                  9,948,430
 290,000 Protective Life Corp.                 11,089,600
 265,100 RenaissanceRe Holdings Ltd.           11,868,527
  71,500 SAFECO Corp.                           3,765,905
 218,300 Torchmark Corp.                       11,663,769
  87,666 Waddell & Reed Fin'l, Inc. CL A        1,526,265
                                              -----------
                                              145,863,475
                                              -----------

HEALTH CARE - 23.5%
 117,120 Abbott Laboratories                    5,757,619
  10,000 Barr Pharmaceuticals, Inc. *             518,600
  58,920 Beckman Coulter, Inc.                  3,930,553
  78,350 Biomet, Inc.                           3,031,361
 184,770 Caremark Rx, Inc. *                    7,400,039
 227,830 Health Management Associates, Inc.     5,634,236
 189,560 Henry Schein, Inc. *                   7,110,396
  84,100 Johnson & Johnson, Inc.                5,771,783
  53,610 Millipore Corp. *                      2,585,074
 354,930 Pfizer, Inc.                           9,643,448
 141,680 UnitedHealth Group, Inc.              13,390,177
  63,720 Wellpoint, Inc. *                      8,140,230
                                              -----------
                                               72,913,516
                                              -----------



SHARES/FACE AMOUNT                                VALUE
----------------------                         ----------
PRODUCER DURABLES - 4.7%
 209,550 Pall Corp.                           $ 5,622,226
  87,930 United Technologies Corp.              8,944,240
                                              -----------
                                               14,566,466
                                              -----------

TECHNOLOGY - 7.7%
 206,008 Check Point Software Tech. Ltd. *      4,315,867
  87,100 Cisco Systems, Inc. *                  1,505,088
 124,290 Citrix Systems, Inc. *                 2,796,525
 380,540 Microsoft Corp.                        9,627,662
 220,580 Texas Instruments, Inc.                5,505,677
                                               ----------
                                               23,750,819
                                               ----------

TOTAL INVESTMENT IN COMMON STOCKS - 94.3%
  (Identified cost, $136,260,596)             292,098,277
                                              -----------

CASH EQUIVALENTS - 5.8%
FACE AMOUNT
--------------
$17,936,000  State Street Bank and Trust
             Eurodollar Time Deposit, at cost
             approximating value, maturity
             05/02/05                          17,936,000
                                               ----------

TOTAL INVESTMENTS - 100.1%
  (Identified cost, $154,196,596)             310,034,277
                                              -----------

OTHER ASSETS AND LIABILITIES - (0.1%)
         Other Assets                             207,216
         Liabilities                            (467,274)
                                                ---------
                                                (260,058)
                                                ---------
NET ASSETS - 100%                            $309,774,219
                                             ============


* Non-income producing security

                       See notes to financial statements.
                                 CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND              APRIL 30, 2005 - (UNAUDITED)

COMMON STOCK - 88.1%
SHARES                                            VALUE
--------                                        ----------
CONSUMER DISCRETIONARY - 23.1%
 313,785 America's Car-Mart, Inc. *           $ 6,633,415
 321,000 Arbinet-thexchange, Inc. *             6,198,510
 219,420 Beacon Roofing Supply, Inc. *          4,871,124
 515,350 Casual Male Retail Group, Inc. *       3,406,463
 282,330 Digital Theater Systems, Inc. *        4,771,377
 435,380 Fred's, Inc.                           6,286,887
 302,050 Goody's Family Clothing, Inc.          2,491,912
 227,700 Greenfield Online, Inc. *              4,103,154
  86,050 Guitar Center, Inc. *                  4,246,568
 377,800 Harris Interactive, Inc. *             1,571,648
 150,150 Jarden Corp. *                         6,707,200
  76,291 Lifeline Systems, Inc. *               2,601,523
 381,690 Princeton Review, Inc. *               2,114,563
 473,300 Providence Service Corp. *            12,111,747
 148,520 Ritchie Bros. Auctioneers, Inc.        5,051,165
 304,390 Ruby Tuesday, Inc.                     6,848,775
 137,840 Schawk, Inc.                           2,901,532
 411,750 Scientific Games Corp. *               8,840,273
 268,070 Tractor Supply Co. *                  10,781,775
 358,868 Tuesday Morning Corp. *                9,423,874
 158,954 USANA Health Sciences, Inc. *          6,569,569
                                              -----------
                                              118,533,054
                                              -----------


CONSUMER STAPLES - 1.2%
 112,900 American Italian Pasta Co.             2,671,214
  97,770 Church & Dwight Co., Inc.              3,521,675
                                                ---------
                                                6,192,889
                                                ---------


FINANCIAL SERVICES - 18.8%
 425,600 Advent Software, Inc. *                7,592,704
 371,250 American Equity Invt. Life Hld. Co.    4,432,725
  97,180 Bancorp Rhode Island, Inc.             3,532,493
 410,581 Blackbaud, Inc.                        5,358,082
 175,400 Bristol West Holdings, Inc.            2,645,032
 259,680 Capital Trust, Inc.                    8,746,022
 216,850 Collegiate Funding Services, Inc. *    3,359,006
 175,300 Community Bancorp *                    4,210,706
 465,522 Encore Capital Group, Inc. *           7,285,419
 175,710 First Community Bancorp, Inc.          7,265,608
 475,790 First Niagara Financial Group, Inc.    5,966,407
  46,450 Infinity Property and Casualty Corp.   1,507,303
  91,030 Jones Lang LaSalle, Inc. *             3,413,625
 519,434 Marlin Business Services Corp. *      10,227,655
 386,540 Platinum Underwriters Holding, Ltd.   11,441,584
 118,650 PXRE Group Ltd.                        2,798,954
 128,680 Redwood Trust, Inc.                    6,449,442
                                               ----------
                                               96,232,767
                                               ----------



SHARES                                            VALUE
--------                                        ---------
HEALTH CARE - 18.7%
 443,160 Able Laboratories, Inc. *           $ 10,564,934
 259,840 American Healthways, Inc. *            9,705,024
 388,650 Andrx Corp. *                          7,738,021
 223,430 Apria Healthcare Group, Inc. *         6,725,243
 121,550 ICON plc *                             4,039,787
 567,280 Merit Medical Systems, Inc. *          7,176,092
 153,490 Millipore Corp. *                      7,401,288
  46,550 Molina Healthcare, Inc. *              2,036,563
 740,473 Perrigo Co.                           13,565,465
 147,020 Shamir Optical Industry Ltd. *         2,422,890
 224,170 Stericycle, Inc. *                    10,910,354
  63,250 Sunrise Senior Living, Inc. *          3,240,930
 238,970 United Surgical Partners Int'l, Inc. *10,574,423
                                               ----------
                                               96,101,014
                                               ----------


MATERIALS & PROCESSING - 1.7%
  31,675 Rogers Corp. *                         1,094,055
 450,580 RPM International, Inc.                7,772,505
                                                ---------
                                                8,866,560
                                                ---------

OTHER - 4.5%
 197,000 iShares Trust Russell 2000 Gr. Index  11,583,600
 100,400 iShares Trust Russell 2000 Index Fund 11,570,096
                                               ----------
                                               23,153,696
                                               ----------


OTHER ENERGY - 2.8%
 263,350 Foundation Coal Holdings, Inc.         6,149,223
 164,750 Houston Exploration Co. *              8,392,365
                                               ----------
                                               14,541,588
                                               ----------


PRODUCER DURABLES - 3.3%
 603,400 Orbital Sciences Corp. *               5,623,688
 302,650 Plantronics, Inc.                      9,530,449
  51,398 Varian Semiconductor Equip. Assoc. *   1,916,631
                                               ----------
                                               17,070,768
                                               ----------

                     See notes to financial statements.
                                 CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND (CONT.)      APRIL 30, 2005 - (UNAUDITED)

SHARES/FACE AMOUNTS                               VALUE
-----------------------                         ---------
TECHNOLOGY - 14.0%
 281,570 Benchmark Electronics, Inc. *        $ 7,613,653
 281,069 Diodes, Inc. *                         8,232,511
 231,884 FLIR Systems, Inc. *                   6,168,114
 533,017 Ixia *                                 8,533,602
 215,450 J2 Global Communications, Inc. *       7,695,874
 234,400 Jupitermedia Corp. *                   2,979,224
  90,692 Kintera, Inc. *                          405,393
 154,550 NetGear, Inc. *                        2,492,891
 204,550 Ninetowns Digital World Trade Hldgs *  1,759,539
 484,790 Online Resources Corp. *               4,217,673
 461,830 Open Solutions, Inc. *                 8,636,221
 151,650 ScanSource, Inc. *                     7,013,813
 346,948 Ultimate Software Group, Inc. *        5,377,694
  55,450 VeriFone Holdings, Inc. *                596,088
                                               ----------
                                               71,722,290
                                               ----------

TOTAL INVESTMENT IN COMMON STOCKS - 88.1%
  (Identified cost, $444,961,569)             452,414,626
                                              -----------

CASH EQUIVALENTS - 16.3%
FACE AMOUNT
-----------
$83,597,000  State Street Bank and Trust
             Eurodollar Time Deposit, at
             cost approximating value,
             maturity 05/02/05                 83,597,000
                                               ----------

TOTAL INVESTMENTS - 104.4%
  (Identified cost, $528,558,569)             536,011,626
                                              -----------

CASH AND RECEIVABLES
LESS LIABILITIES - (4.4)%
         Other Assets                           6,800,897
         Liabilities                         (29,198,609)
                                             ------------
                                             (22,397,712)
                                             ------------

NET ASSETS - 100%                            $513,613,914
                                             ============

* Non-income producing security

                     See notes to financial statements.
                                 CENTURY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 2005 - (UNAUDITED)

                                                                                  Century Shares     Century Small Cap
                                                                                       Trust            Select Fund

                                                                                    ------------       ------------

ASSETS:
Investments, at value (Note 1A) (Identified cost of,
   $154,196,596 and $528,558,569, respectively).................................   $ 310,034,277      $ 536,011,626
Cash ...........................................................................             173                624
Dividends and interest receivable ..............................................         186,924             10,450
Receivable for investments sold ................................................              --          1,318,840
Receivable for Trust/Fund shares sold ..........................................          20,119          5,470,983
                                                                                    ------------       ------------
   Total Assets ................................................................     310,241,493        542,812,523
                                                                                    ------------       ------------

LIABILITIES:
Payable to Affiliates:
   Management fee (Note 4) .....................................................         212,251            377,618
   Administration fee (Note 5) .................................................          38,148                 --
   Distribution fees (Note 7) ..................................................              --             53,172
Accrued expenses and other liabilities .........................................         128,842             29,915
Payable for investments purchased ..............................................              --         28,493,569
Payable for Trust/Fund shares repurchased ......................................          88,033            244,335
                                                                                    ------------       ------------
   Total Liabilities ...........................................................         467,274         29,198,609
                                                                                    ------------       ------------

NET ASSETS .....................................................................   $ 309,774,219      $ 513,613,914
                                                                                    ============       ============

At April 30, 2005, net assets consisted of:
Capital paid-in ................................................................   $ 129,416,922      $ 479,196,187
Accumulated distributions in excess of net investment income ...................       (247,377)                 --
Accumulated undistributed net realized gains on investments ....................      24,766,993         26,964,670
Unrealized appreciation in value of investments ................................     155,837,681          7,453,057
                                                                                    ------------       ------------
Net assets applicable to outstanding capital stock .............................   $ 309,774,219      $ 513,613,914
                                                                                    ============       ============

Net Assets consist of:
   Investor Shares .............................................................                      $ 246,329,030
   Institutional Shares ........................................................                      $ 267,284,884

Shares Outstanding consist of (Note 2):
   Century Shares Trust ........................................................       9,340,264
   Investor Shares .............................................................                         10,753,009
   Institutional Shares ........................................................                         11,546,777

NET ASSET VALUE PER SHARE
   (Represents both the offering and redemption price*)
   Century Shares Trust ........................................................   $       33.17
   Investor Shares .............................................................                      $       22.91
   Institutional Shares ........................................................                      $       23.15

* Shares held less than 180 days are subject to a 1% redemption fee.

                     See notes to financial statements.
                                 CENTURY FUNDS


STATEMENTS OF OPERATIONS - SIX MONTHS ENDED APRIL 30, 2005 - (UNAUDITED)

                                                                                  Century Shares     Century Small Cap
                                                                                       Trust            Select Fund

                                                                                   -------------     ----------------
INVESTMENT INCOME/(LOSS):
   Dividends (net of withholding tax of $0 and $7,585, respectively) ...........   $   3,039,094      $   1,053,952
   Interest ....................................................................         123,650            533,013
                                                                                    ------------       ------------
     Total income ..............................................................       3,162,744          1,586,965

EXPENSES:
   Investment adviser fee (Note 4) .............................................       1,305,914          1,818,005
   Non-interested trustees' remuneration .......................................          39,820             36,200
   Transfer agent ..............................................................          90,545                 --
     Institutional Class .......................................................              --             15,660
     Investor Class ............................................................              --            110,390
   Custodian ...................................................................          41,735             82,300
   Administration (Note 5) .....................................................         244,859             77,698
   Insurance ...................................................................          14,593             11,226
   Professional fees ...........................................................          43,575             37,270
   Registration ................................................................          13,575             32,200
   Printing and other ..........................................................          72,200             29,179
   Distribution fee (Note 7) ...................................................              --            155,416
                                                                                    ------------       ------------
     Total expenses ............................................................       1,866,816          2,405,544
                                                                                    ------------       ------------
       Net investment income/(loss) ............................................       1,295,928          (818,579)
                                                                                    ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain from investment transactions ..............................      24,360,980         29,849,536
   (Decrease) in unrealized appreciation on investments ........................    (10,791,726)       (15,003,439)
                                                                                    ------------       ------------
     Net realized and unrealized gain on investments ...........................      13,569,254         14,846,097
                                                                                    ------------       ------------
Net increase in net assets resulting from operations ...........................   $  14,865,182      $  14,027,518
                                                                                    ============       ============

                     See notes to financial statements.
                                 CENTURY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Century Small Cap
                                                 Century Shares Trust                         Select Fund
                                             Six Months                             Six Months
INCREASE (DECREASE)                             Ended                                  Ended
   IN NET ASSETS:                          April 30, 2005        Year Ended       April 30, 2005        Year Ended
                                             (unaudited)      October 31, 2004      (unaudited)      October 31, 2004
                                            ------------       --------------      ------------       --------------
Operations:
   Net investment income/(loss)             $  1,295,928       $     260,433       $   (818,579)      $ (1,167,269)
   Net realized gain on investment            24,360,980          36,864,445          29,849,536          6,580,251
     transactions
 Change in net unrealized appreciation      (10,791,726)         (5,934,258)        (15,003,439)          8,897,460
                                            ------------        ------------        ------------       ------------
   Net increase in net assets resulting
     from operations                          14,865,182          31,190,620          14,027,518         14,310,442

Distributions to shareholders from:
   Net Investment Income
     Century Shares Trust                    (2,102,108)         (3,399,416)
     Century Small Cap Select Fund
       Institutional Shares                                                                   --        (2,292,188)
       Investor Shares                                                                        --        (4,127,025)
   Realized gain from investment
     transactions
     Century Shares Trust                   (35,121,376)        (27,153,654)
     Century Small Cap Select Fund
       Institutional Shares                                                          (3,513,749)          (463,307)
       Investor Shares                                                               (3,922,249)          (861,677)
Trust/Fund share transactions-- net         (30,265,232)          19,063,442         216,366,490        161,980,295
Redemption fees                                    6,078              12,155              29,588            184,676
                                            ------------        ------------        ------------       ------------
       Total (decrease)/increase            (52,617,456)          19,713,147         222,987,598        168,731,216

NET ASSETS:
   At beginning of period                    362,391,675         342,678,528         290,626,316        121,895,100
                                            ------------        ------------        ------------       ------------
   At end of period                        $ 309,774,219       $ 362,391,675       $ 513,613,914      $ 290,626,316
                                            ============        ============        ============       ============

Distributions in excess of net investment
   income at end of period                    $  247,377          $  247,377
                                            ============        ============


                     See notes to financial statements.
                                 CENTURY FUNDS
                                       12

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                    ENDED            YEAR             PERIOD
                                                  APRIL 30,          ENDED             ENDED         YEAR ENDED
CENTURY SHARES TRUST                                2005          OCTOBER 31,       OCTOBER 31,     DECEMBER 31,
                                                 (UNAUDITED)   2004        2003      2002 (a)     2001        2000
                                                  ---------   -------     -------     -------    -------     -------
Net Asset Value, beginning of period                $35.62     $35.66      $33.95      $38.12     $42.97      $34.32
                                                   -------    -------     -------     -------    -------     -------
Income (loss) from investment operations:

   Net investment income (b)                          0.13       0.03        0.07        0.08       0.17        0.39
   Net realized and unrealized gain on investments    1.27       3.02        5.03      (4.20)     (1.26)       12.39
                                                   -------    -------     -------     -------    -------     -------
     Total income (loss) from investment
       operations                                     1.40       3.05        5.10      (4.12)     (1.09)       12.78
                                                   -------    -------     -------     -------    -------     -------
Less distributions from:
   Net investment income                            (0.22)     (0.34)      (0.10)      (0.05)     (0.17)      (0.38)
   In excess of net investment income                   --         --          --          --         --          --
   Net realized gain on investment transactions     (3.63)     (2.75)      (3.29)          --     (3.60)      (3.75)
                                                   -------    -------     -------     -------    -------     -------
     Total distributions                            (3.85)     (3.09)      (3.39)      (0.05)     (3.77)      (4.13)
                                                   -------    -------     -------     -------    -------     -------

Redemption fees                                       --+        --+         --+          --+       0.01          --
                                                   -------    -------     -------     -------    -------     -------
Net Asset Value, end of period                      $33.17     $35.62      $35.66      $33.95     $38.12      $42.97
                                                   =======    =======     =======     =======    =======     =======

Total Return                                       3.87%**      9.06%      16.99%   -10.82%**     -2.52%      37.44%
Ratios and supplemental data
Net assets, end of period (000 omitted)           $309,774   $362,392    $342,679    $291,311   $345,849    $417,598
   Ratio of expenses to average net assets          1.15%*      1.15%       1.17%      1.19%*      1.05%       0.83%
   Ratio of net investment income to average
     net assets                                     0.80%*      0.07%       0.21%      0.26%*      0.41%       1.05%
Portfolio Turnover Rate                                 6%        43%         37%         22%        17%         17%

(a) For the period from January 1, 2002 to October 31, 2002. Effective September 5, 2002, Century Shares Trust changed its fiscal year end from December 31 to October 31.
(b) Calculated based on average shares outstanding during the period.
+   Amount represents less than $0.01 per share.
*   Annualized
**  Not annualized

                     See notes to financial statements.
                                 CENTURY FUNDS

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                   ENDED
CENTURY SMALL CAP                              APRIL 30, 2005                 YEAR ENDED OCTOBER 31,
SELECT FUND - INSTITUTIONAL SHARES               (UNAUDITED)    2004       2003        2002        2001      2000(a)
                                                  ---------   -------     -------     -------    -------     -------
Net Asset Value, beginning of period                 $22.46    $21.53      $15.42      $14.68     $14.57      $10.00
                                                    -------   -------     -------     -------    -------     -------
Income from investment operations:

   Net investment income (loss) (b)                  (0.03)    (0.08)      (0.09)      (0.10)         --        0.04
   Net realized and unrealized gain on investments     1.28      2.14        6.64        0.93       0.52(c)     4.53
                                                    -------   -------     -------     -------    -------     -------
     Total income from investment operations           1.25      2.06        6.55        0.83       0.52        4.57
                                                    -------   -------     -------     -------    -------     -------
Less distributions from:
   Net investment income                                 --    (0.94)      (0.11)          --     (0.02)          --
   Net realized gain on investment transactions      (0.56)    (0.19)      (0.35)      (0.13)     (0.41)          --
                                                    -------   -------     -------     -------    -------     -------
     Total distributions                             (0.56)    (1.13)      (0.46)      (0.13)     (0.43)          --
                                                    -------   -------     -------     -------    -------     -------

Redemption fees                                        -- +      -- +        0.02        0.04       0.02          --
                                                    -------   -------     -------     -------    -------     -------
Net Asset Value, end of period                       $23.15    $22.46      $21.53      $15.42     $14.68      $14.57
                                                    =======   =======     =======     =======    =======     =======

Total Return                                        5.63%**     9.83%      43.76%       5.87%      3.63%    45.70%**
Ratios and supplemental data
Net assets, end of period (000 omitted)            $267,285  $140,208     $42,936     $12,938     $6,093      $2,253
   Ratio of expenses to average net assets           1.13%*     1.13%       1.26%       1.45%      1.45%      1.45%*
   Ratio of expenses to average net assets without
     giving effect to voluntary expense agreement    1.13%*     1.13%       1.40%       1.87%      4.04%     11.58%*
   Ratio of net investment income to average
     net assets                                     -0.30%*    -0.36%      -0.50%      -0.70%     -0.02%      0.38%*
Portfolio Turnover Rate                                 47%      103%         88%        123%        48%         24%

(a) From the commencement date of investment operations, December 9, 1999 to October 31, 2000.
(b) Calculated based on average shares outstanding during the period.
(c) The per share amount is not in accord with the net realized and unrealized gain/loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
+   Amount represents less than $0.01 per share.
*   Annualized
**  Not annualized


                     See notes to financial statements.
                                 CENTURY FUNDS

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                   ENDED
CENTURY SMALL CAP                              APRIL 30, 2005                 YEAR ENDED OCTOBER 31,
SELECT FUND - INVESTOR SHARES                    (UNAUDITED)    2004       2003        2002        2001      2000(a)
                                                  ---------   -------     -------     -------    -------     -------
Net Asset Value, beginning of period                 $22.26    $21.39      $15.35      $14.60     $14.26      $10.00
                                                    -------   -------     -------     -------    -------     -------
Income from investment operations:
   Net investment loss (b)                           (0.06)    (0.15)      (0.15)      (0.18)     (0.03)      (0.01)
   Net realized and unrealized gain on investments     1.27      2.12        6.60       0.94        0.53(c)     4.27
                                                    -------   -------     -------     -------    -------     -------
     Total income from investment operations           1.21      1.97        6.45        0.76       0.50        4.26
                                                    -------   -------     -------     -------    -------     -------
Less distributions from:
   Net investment income                                 --    (0.91)      (0.07)          --         --          --
   Net realized gain on investment transactions      (0.56)    (0.19)      (0.35)      (0.03)     (0.19)          --
                                                    -------   -------     -------     -------    -------     -------
     Total distributions                             (0.56)    (1.10)      (0.42)      (0.03)     (0.19)          --
                                                    -------   -------     -------     -------    -------     -------

Redemption fees                                         --+       --+        0.01        0.02       0.03          --
                                                    -------   -------     -------     -------    -------     -------
Net Asset Value, end of period                       $22.91    $22.26      $21.39      $15.35     $14.60      $14.26
                                                    =======   =======     =======     =======    =======     =======

Total Return                                        5.50%**     9.45%      43.12%       5.34%      3.68%    42.60%**
Ratios and supplemental data
Net assets, end of period (000 omitted)            $246,329  $150,418     $78,959     $10,119     $9,302        $690
   Ratio of expenses to average net assets           1.40%*     1.50%       1.61%       1.80%      1.80%      1.80%*
   Ratio of expenses to average net assets without
     giving effect to voluntary expense agreement    1.40%*     1.50%       1.76%       2.53%      4.38%     14.73%*
   Ratio of net investment income to average
     net assets                                     -0.56%*    -0.69%      -0.86%      -1.05%     -0.48%     -0.14%*
Portfolio Turnover Rate                                 47%      103%         88%        123%        48%         24%

(a) From the commencement date of investment operations, February 24, 2000 to October 31, 2000.
(b) Calculated based on average shares outstanding during the period.
(c) The per share amount is not in accord with the net realized and unrealized gain/loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
+   Amount represents less than $0.01 per share.
*   Annualized
**  Not annualized

                     See notes to financial statements.
                                 CENTURY FUNDS

NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES -- Century Capital Management Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Century Shares Trust (the "Trust") and Century Small Cap Select Fund (the "Fund" and together with the Trust, the "Funds") are diversified series of the Master Trust. The following is a summary of significant accounting policies consistently followed by both the Trust and the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Security Valuations -- Securities listed on national securities exchanges are valued at closing prices. Unlisted securities or listed securities for which closing prices are not available generally are valued at the latest bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value.

B. Equalization -- The Master Trust follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Master Trust shares equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or repurchases of Trust shares.

C. Other -- Investment security transactions are accounted for on the date the securities are purchased or sold. Gain or loss on sales is determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Shares issuable to shareholders electing to receive income dividends and capital gain distributions in shares are recorded on the ex-dividend date.

D. Use of Estimates -- The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Trust and Fund. Actual results could differ from those estimates.

E. Risks and Uncertainty -- Concentration in the financial services field will subject the Fund to the risks associated with that field (e.g., government regulation, interest rates, claims activity, and exposure to natural and man-made disasters) and may result in greater fluctuation in share value than is experienced in less concentrated portfolios. A focus in this field will subject the Trust to similar risks. In addition, the Century Small Cap Select Fund invests in smaller companies which pose greater risks than those associated with larger, more established companies.

F. Multiple Classes of Shares -- The Fund offers multiple classes of shares, which differ in their respective distribution and transfer agent fees. Transfer agent fees for each Fund class are based on a per shareholder account charge. All shareholders bear the common expenses of the Fund based upon daily net assets of each class, without distinction between share classes.

G. Redemption Fees -- In general, shares of the Trust and Fund may be redeemed at net asset value. However, upon the redemption of shares held less than 180 days, a fee of 1% of the current net asset value of the shares may be assessed and retained by the Funds for the benefit of their respective remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

H. Income Tax Information and Distributions to Shareholders -- Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

                                 CENTURY FUNDS

Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to equalization, partnership income, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost as of period end were as follows:

For the Trust
-------------
UNREALIZED APPRECIATION......................................................... $160,609,171
UNREALIZED DEPRECIATION.........................................................    4,771,490
                                                                                 ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)......................................  155,837,681
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME....................    (247,377)
ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS ON INVESTMENTS.....................   24,766,993

COST FOR FEDERAL INCOME TAX PURPOSES............................................ $154,196,596

For the Fund
------------
UNREALIZED APPRECIATION......................................................... $ 30,477,359
UNREALIZED DEPRECIATION.........................................................   23,024,302
                                                                                 ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)......................................    7,453,057
ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS ON INVESTMENTS.....................   26,964,670

COST FOR FEDERAL INCOME TAX PURPOSES............................................ $528,558,569


(2)  TRANSACTIONS IN SHARES

   A. TRUST SHARES-- The number of authorized shares is unlimited. Transactions in Trust shares were as follows:



                                                                         Six Months Ended            Year Ended
                                                                          April 30, 2005          October 31, 2004
                                                                        Shares        Amount       Shares      Amount
                                                                      ----------   -----------  ----------  -----------
Sold................................................................     238,700 $   8,130,320   1,204,333 $ 43,119,845
Issued to shareholders in reinvestment of
distributions from:
   Net investment income............................................      45,410     1,559,850      75,256    2,566,092
   Realized gain on investment transactions.........................     849,730    28,465,946     657,481   22,130,823
                                                                      ----------   -----------  ----------  -----------
                                                                       1,133,840    38,156,116   1,937,070   67,816,760
Repurchased......................................................... (1,967,556)  (68,421,348) (1,372,661) (48,753,319)
                                                                      ----------   -----------  ----------  -----------
Net (decrease)/increase.............................................   (833,716) $(30,265,232)     564,409 $ 19,063,441
                                                                      ==========   ===========  ==========  ===========

                                 CENTURY FUNDS

     B. FUND SHARES - The number of authorized shares is unlimited.  Shares of the Fund are currently divided into
Investor shares and Institutional shares. Transactions in Fund shares were as follows:



                                                                               Six Months Ended April 30, 2005
                                                                       Institutional Shares        Investor Shares
                                                                        Shares       Amount       Shares      Amount
                                                                      ----------   -----------  ----------  -----------
Sold................................................................   6,310,327 $ 147,359,001  4,992,634  $115,599,823
Issued to shareholders in reinvestment of
distributions from:
   Net investment income                                                      --            --          --          --
   Realized gain on investment transactions.........................     148,747     3,354,253     148,925    3,326,988
                                                                      ----------   -----------  ----------  -----------
                                                                       6,459,074   150,713,254   5,141,559  118,926,811
Repurchased......................................................... (1,154,898)  (26,837,526) (1,145,550) (26,436,049)
                                                                      ----------   -----------  ----------  -----------
Net increase........................................................   5,304,176 $ 123,875,728   3,996,009 $ 92,490,762
                                                                      ==========   ===========  ==========  ===========


                                                                                 Year Ended October 31, 2004
                                                                       Institutional Shares        Investor Shares
                                                                          Shares     Amount       Shares      Amount
                                                                      ----------   -----------  ----------  -----------
Sold................................................................   5,191,629$  113,979,347   5,625,370 $123,936,410
Issued to shareholders in reinvestment of
distributions from:
   Net investment income............................................      96,665     2,066,697     174,258    3,702,975
   Realized gain on investment transactions.........................      20,693       442,409      36,415      773,818
                                                                      ----------   -----------  ----------  -----------
                                                                       5,308,987   116,488,453   5,836,043  128,413,203
Repurchased.........................................................  (1,060,514  (23,004,896) (2,771,158) (59,916,466)
                                                                      ----------   -----------  ----------  -----------
Net increase........................................................   4,248,473 $  93,483,557   3,064,88  $ 68,496,737
                                                                      ==========    ==========  ==========  ===========

                                 CENTURY FUNDS

(3)   INVESTMENT SECURITY TRANSACTIONS

FOR THE TRUST, other than U.S. Government obligations and certificates of deposit, purchases and sales of investment securities aggregated $18,095,928 and $85,503,180, respectively, during the period ended April 30, 2005.

FOR THE FUND, other than U.S. Government obligations and certificates of deposit, purchases and sales of investment securities aggregated $338,143,628 and $166,529,708, respectively, during the period ended April 30, 2005.

(4)   INVESTMENT ADVISER FEE

FOR THE TRUST, the investment adviser fee is earned by Century Capital Management, LLC ("CCM"), as compensation for providing investment advisory, management and administrative services to the Trust. CCM receives a monthly fee equal on an annualized basis to 0.8% of the first $500 million and 0.7% of the amounts exceeding $500 million of the Trust's net asset value. For the period ended April 30, 2005, the fee amounted to $1,305,914. Officers and Trustees of the Master Trust who are employed by CCM receive remuneration for their services out of such investment adviser fee.

The Trust has guaranteed retirement benefits to be paid to two former Trustees. Under the terms of the Trust's Investment Advisory and Management Agreement with CCM, CCM has assumed the obligation to make all such payments on behalf of the Trust during the term of the agreement. The amount of potential future payments owed by the Trust cannot be estimated with certainty due to the variability of amounts used to determine the payment and therefore are not reflected in the Trust's financial statements. Retirement benefits are payable over various periods.

FOR THE FUND, the investment adviser fee is earned by CCM as compensation for providing investment advisory, management and administrative services to the Fund. CCM receives a monthly fee equal on an annualized basis to 0.95% of the Fund's net asset value. For the period ended April 30, 2005, the fee amounted to $1,818,005. Officers and Trustees of the Master Trust who are employed by CCM receive remuneration for their services out of such investment adviser fee.

(5) ADMINISTRATION FEES -- The Trust has an Administration Agreement with CCM. Under the agreement CCM shall provide or procure, at its expense, non-investment advisory services to the Trust. CCM will receive a monthly fee equal on an annualized basis to 0.15% of the Trust's net asset value. The fee was $244,859 for the period ended April 30, 2005. Per the Investment Advisory and Management Services Agreement between CSCS and CCM, the Fund will reimburse CCM for expenses associated with having the adviser's personnel perform shareholder service functions and certain financial, accounting, administrative and clerical services. During the period ended April 30, 2005 CCM was reimbursed $77,698.

(6) ADVISER REIMBURSEMENT -- CCM has voluntarily waived a portion of its management fee for both classes of the Fund and reimbursed certain other expenses to the extent necessary so that net fund annual operating expenses (exclusive of brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) will not exceed certain expense limitations through at least February 28, 2006. The expense limitations for the Investor and Institutional Shares are 1.80% and 1.45%, respectively. During the period ended April 30, 2005, CCM did not make a voluntary reimbursement.

(7) DISTRIBUTION AND SERVICE PLAN -- The Fund has adopted a distribution and service plan for the Investor Shares under Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to pay for all or a portion of the costs incurred in connection with the distribution and/or servicing of shares. The Investor Shares currently pay a distribution and service fee up to 0.25% of the average daily net assets of the class. During the period ended April 30, 2005, $155,416 was paid under the distribution and service plan. The plan may be terminated at any time by the vote of a majority of the independent Trustees or by the vote of the holders of a majority of the outstanding shares of the Investor Shares.

(8) SUBSEQUENT EVENTS -- On March 29, 2005 the Trustees of Century Capital Management Trust approved the closing of Century Small Cap Select Fund to most new investors as of the close of business on July 18, 2005. Existing shareholders and others who meet certain eligibility requirements will be permitted to make additional investments in any account in which they hold shares of the Fund as of the Closing Date.

Also, on June 16, 2005, the Trustees of Century Capital Management Trust approved a vote to divide Century Shares Trust into two classes effective on or about July 18, 2005. Shares of the Trust that are authorized, issued and outstanding as of the effective date shall be designated as Institutional Shares and the new class of shares shall be designated as Investor Shares. The Trust has adopted a distribution and service plan for the Investor Shares under Rule 12b-1 of the 1940 Act. Under this plan the Investor Share class is permitted to pay a distribution and service fee up to 0.25% of the average daily net assets of the class.

                                 CENTURY FUNDS

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-321-1928.
Quarterly Portfolio Schedule and Proxy Voting Policies and Procedures. The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and each Fund's proxy voting record for the 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-321-1928. The Funds' Form N-Q, a description of the Funds' proxy voting policies and procedures and proxy voting record are available on the SEC's website at http://www.sec.gov. These materials may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TRUSTEES AND OFFICERS
Alexander L. Thorndike, Chairman and Chief Investment Officer
Davis R. Fulkerson, Trustee
Ernest E. Monrad, Trustee
Jerry S. Rosenbloom, Trustee
John E. Beard, Trustee
Jerrold Mitchell, Trustee
Michael J. Poulos, Trustee
David D. Tripple, Trustee
Steven Alfano, Secretary and Chief Compliance Officer

INVESTMENT ADVISOR
Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110

SHAREHOLDER HOTLINE
800-303-1928

www.centuryfunds.com

                                 CENTURY FUNDS

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                                  CENTURY FUNDS
                                       21

[logo] CENTURY FUNDS

100 Federal Street  Boston, Massachusetts 02110



















GROWTH INVESTORS IN VALUE INDUSTRIES
CCMT SAR 85 APR 2005

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes.

Item 11. Controls and Procedures.

          (a) The registrant's principal executive officer and principal financial officer, after evaluating the effectiveness of the registrant's "disclosure controls and procedures" (as defined in the Investment Company Act of 1940 Rule 30-a-2(c) under the Act (17 CFR 270.30a-2(c))) as of a date (the "Evaluation Date") within 90 days of the filing date of this report, have concluded that, as of the Evaluation Date, the registrant's disclosure controls and procedures were adequately designed to ensure that the information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Items 12. Exhibits.

(a) Not applicable.

(b) Attached hereto. Exhibit 99.CERT A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 of the Investment Company Act of 1940.

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Century Capital Management Trust

By: /s/ Alexander L. Thorndike
        --------------------------------
        Alexander L. Thorndike, Chairman

Date: July 5, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Alexander L. Thorndike
        --------------------------------
        Alexander L. Thorndike, Chairman (Principal Executive Officer)

Date: July 5, 2005



By: /s/ Steven Alfano
        --------------------------------
        Steven Alfano, Secretary (Principal Financial Officer)

Date: July 5, 2005